Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 28, 2012
Registrant Name	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	0000764624
Amendment Flag	false
Document Creation Date	Nov. 28, 2012
Document Effective Date	Nov. 28, 2012
Prospectus Date	Jul. 01, 2012